Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides the total compensation, as reported in the Summary Compensation Table ("SCT"), and the compensation actually paid ("CAP") to our Principal Executive Officer ("PEO") and, on an average basis, our other NEOs ("non-PEO NEOs") for each of the years specified, alongside our total shareholder return ("TSR"), the TSR of our peers, our net income (loss) and a Company-selected financial performance measure of ending cash, cash equivalents and marketable securities. The Company selected ending cash, cash equivalents and marketable securities as the most important financial performance measure used to link compensation to performance in 2024 given its direct influence on our ability to maintain financial strength to achieve corporate objectives.

							Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO (Curran Simpson)(1) ($)	CAP to PEO (Curran Simpson)(2)(3) ($)	SCT Total for PEO (Kenneth T. Mills)(1) ($)	CAP to PEO (Kenneth T. Mills)(2)(4) ($)	Average SCT Total for Non-PEO NEOs(5) ($)	Average CAP to Non-PEO NEOs(2)(6) ($)	TSR of the Company(7) ($)	TSR of the Nasdaq Bio- technology Index(8) ($)	Net Income (Loss)(9) ($ thousands)	Ending Cash, Cash Equivalents and Marketable Securities(9) ($ thousands)
2024	4,784,543	1,874,006	5,507,038	(253,329)	2,764,773	819,073	18.87	118.20	(227,102)	244,866
2023	—	—	5,916,713	3,045,660	2,964,952	2,046,457	43.81	118.87	(263,494)	314,129
2022	—	—	5,753,713	1,411,167	1,988,042	828,152	55.36	113.65	(280,321)	565,202
2021	—	—	8,622,941	2,648,117	3,207,479	1,658,040	79.81	126.45	127,840	849,346
2020	—	—	7,644,087	7,578,195	1,820,462	1,729,261	110.72	126.42	(111,250)	522,549

(1)
Reflects the total compensation of Curran Simpson and Kenneth T. Mills, as applicable, as reported in the SCT for each of the years presented. Mr. Simpson served as PEO for the period from July 1, 2024 through December 31, 2024. Kenneth T. Mills served as PEO for the period from January 1, 2024 through July 1, 2024, and for all prior years presented in the table. Amounts reported for Messrs. Simpson and Mills for 2024 include the total compensation for the year, including the periods of the year in which they did not serve as PEO.
(2)
Reflects the CAP calculated in accordance with SEC rules. CAP includes unpaid amounts of equity compensation that may be realizable in future periods, and as such, does not fully represent the actual final amount of compensation earned or actually paid during the year. For each year presented, CAP is equal to total compensation reported in the SCT for the year, adjusted as follows: (i) less compensation reported in the SCT related to equity awards which is based on the grant date fair value of equity awards granted during the reporting year, (ii) plus the reporting year-end fair value of equity awards granted during the reporting year that were outstanding and unvested as of the end of the reporting year, (iii) plus the change in fair value from the end of the prior year to the end of the reporting year of equity awards granted in prior years that were outstanding and unvested as of the end of the reporting year, (iv) plus the change in fair value from the end of the prior year to the vesting date for equity awards granted in prior years that vested in the reporting year. None of the equity awards granted to NEOs during the reporting years presented vested in the same reporting year as the grant and there were no forfeitures of equity awards granted to NEOs during any of the reporting years presented. There were no dividends, dividend equivalents or other earnings paid on equity awards granted to NEOs during any of the reporting years presented. The fair values of equity awards used to determine CAP were calculated in accordance with FASB ASC Topic 718 using similar methodologies and assumptions as those used to calculate the grant date fair values of equity awards reported in the SCT.
(3)
Reflects the CAP to Curran Simpson for each of the years presented using the calculations discussed in footnote 2 above. The following table presents a reconciliation of total compensation reported in the SCT to CAP for Curran Simpson for each of the years presented.

Reconciliation of SCT Total to CAP for Curran Simpson
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2024	4,784,543	(3,903,294)	2,007,693	(904,953)	(109,983)	1,874,006

(4)
Reflects the CAP to Kenneth T. Mills for each of the years presented using the calculations discussed in footnote 2 above. The following table presents a reconciliation of total compensation reported in the SCT to CAP for Kenneth T. Mills for each of the years presented.

Reconciliation of SCT Total to CAP for Kenneth T. Mills
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2024	5,507,038	(4,665,243)	1,371,075	(2,032,249)	(433,949)	(253,329)
2023	5,916,713	(4,916,393)	3,435,941	(949,573)	(441,028)	3,045,660
2022	5,753,713	(4,734,006)	2,706,578	(1,673,456)	(641,662)	1,411,167
2021	8,622,941	(6,900,606)	4,273,852	(2,264,660)	(1,083,410)	2,648,117
2020	7,644,087	(6,646,254)	7,228,210	67,721	(715,569)	7,578,195

(5)
Reflects the average total compensation of our non-PEO NEOs as reported in the SCT for each of the years presented. For 2024, our non-PEO NEOs were Mitchell Chan, Stephen Pakola, Olivier Danos, Patrick J. Christmas and Vit Vasista. For 2023 and 2022, our non-PEO NEOs were Vit Vasista, Curran Simpson, Stephen Pakola and Olivier Danos. For 2021 and 2020, our non-PEO NEOs were Vit Vasista, Curran Simpson, Olivier Danos and Patrick J. Christmas. Since the makeup of our non-PEO NEOs may change from year to year, the amounts reported in this table for years prior to 2024 will not necessarily be equal to the average total compensation of our non-PEO NEOs reported for such years in the SCT of this Proxy Statement.
(6)
Reflects the average CAP to our non-PEO NEOs for each of the years presented using the calculations discussed in footnote 2 above. Refer to footnote 5 above for the identification of our non-PEO NEOs for each of the years presented. The following table presents a reconciliation of the average total compensation reported in the SCT to CAP for our non-PEO NEOs for each of the years presented.

Reconciliation of SCT Total to CAP for Average of Non-PEO NEOs
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2024	2,764,773	(2,062,781)	908,084	(708,358)	(82,645)	819,073
2023	2,964,952	(2,260,451)	1,715,327	(266,062)	(107,309)	2,046,457
2022	1,988,042	(1,300,311)	743,295	(435,690)	(167,184)	828,152
2021	3,207,479	(2,174,538)	1,346,689	(456,963)	(264,627)	1,658,040
2020	1,820,462	(1,193,864)	1,298,401	22,196	(217,934)	1,729,261

(7)
For each reporting year presented, amount represents the cumulative TSR on our common stock between December 31, 2019 and the end of the reporting year, assuming an investment of $100 in our common stock at the closing price on December 31, 2019 and the reinvestment of dividends, if any. Information used for this calculation was obtained from the Nasdaq Stock Market LLC, a financial data provider and a source believed to be reliable. The Nasdaq Stock Market LLC is not responsible for any errors or omissions in such information.
(8)
For each reporting year presented, amount represents the cumulative TSR of the Nasdaq Biotechnology Index between December 31, 2019 and the end of the reporting year, assuming an investment of $100 in the Nasdaq Biotechnology Index at the closing price on December 31, 2019 and the reinvestment of dividends, if any. Information used for this calculation was obtained from the Nasdaq Stock Market LLC, a financial data provider and a source believed to be reliable. The Nasdaq Stock Market LLC is not responsible for any errors or omissions in such information.
(9)
As reported in our audited consolidated financial statements accompanying our Annual Report on Form 10-K for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
		The table below presents the most important financial performance measures used by the Company to link compensation actually paid to NEOs to Company performance in 2024. Only three financial measures, which are listed alphabetically below, are currently used as performance measures under the Company’s incentive plans.
Company Selected Measure Name		Ending balance in cash, cash equivalents and marketable securities
Named Executive Officers, Footnote
(1)
Reflects the total compensation of Curran Simpson and Kenneth T. Mills, as applicable, as reported in the SCT for each of the years presented. Mr. Simpson served as PEO for the period from July 1, 2024 through December 31, 2024. Kenneth T. Mills served as PEO for the period from January 1, 2024 through July 1, 2024, and for all prior years presented in the table. Amounts reported for Messrs. Simpson and Mills for 2024 include the total compensation for the year, including the periods of the year in which they did not serve as PEO.

Adjustment To PEO Compensation, Footnote	The following table presents a reconciliation of total compensation reported in the SCT to CAP for Curran Simpson for each of the years presented.

Reconciliation of SCT Total to CAP for Curran Simpson
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2024	4,784,543	(3,903,294)	2,007,693	(904,953)	(109,983)	1,874,006

(4)
Reflects the CAP to Kenneth T. Mills for each of the years presented using the calculations discussed in footnote 2 above. The following table presents a reconciliation of total compensation reported in the SCT to CAP for Kenneth T. Mills for each of the years presented.

Reconciliation of SCT Total to CAP for Kenneth T. Mills
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2024	5,507,038	(4,665,243)	1,371,075	(2,032,249)	(433,949)	(253,329)
2023	5,916,713	(4,916,393)	3,435,941	(949,573)	(441,028)	3,045,660
2022	5,753,713	(4,734,006)	2,706,578	(1,673,456)	(641,662)	1,411,167
2021	8,622,941	(6,900,606)	4,273,852	(2,264,660)	(1,083,410)	2,648,117
2020	7,644,087	(6,646,254)	7,228,210	67,721	(715,569)	7,578,195

Non-PEO NEO Average Total Compensation Amount		$ 2,764,773	$ 2,964,952	$ 1,988,042	$ 3,207,479	$ 1,820,462
Non-PEO NEO Average Compensation Actually Paid Amount		$ 819,073	2,046,457	828,152	1,658,040	1,729,261
Adjustment to Non-PEO NEO Compensation Footnote	The following table presents a reconciliation of the average total compensation reported in the SCT to CAP for our non-PEO NEOs for each of the years presented.

Reconciliation of SCT Total to CAP for Average of Non-PEO NEOs
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2024	2,764,773	(2,062,781)	908,084	(708,358)	(82,645)	819,073
2023	2,964,952	(2,260,451)	1,715,327	(266,062)	(107,309)	2,046,457
2022	1,988,042	(1,300,311)	743,295	(435,690)	(167,184)	828,152
2021	3,207,479	(2,174,538)	1,346,689	(456,963)	(264,627)	1,658,040
2020	1,820,462	(1,193,864)	1,298,401	22,196	(217,934)	1,729,261

Equity Valuation Assumption Difference, Footnote		Reflects the CAP calculated in accordance with SEC rules. CAP includes unpaid amounts of equity compensation that may be realizable in future periods, and as such, does not fully represent the actual final amount of compensation earned or actually paid during the year. For each year presented, CAP is equal to total compensation reported in the SCT for the year, adjusted as follows: (i) less compensation reported in the SCT related to equity awards which is based on the grant date fair value of equity awards granted during the reporting year, (ii) plus the reporting year-end fair value of equity awards granted during the reporting year that were outstanding and unvested as of the end of the reporting year, (iii) plus the change in fair value from the end of the prior year to the end of the reporting year of equity awards granted in prior years that were outstanding and unvested as of the end of the reporting year, (iv) plus the change in fair value from the end of the prior year to the vesting date for equity awards granted in prior years that vested in the reporting year. None of the equity awards granted to NEOs during the reporting years presented vested in the same reporting year as the grant and there were no forfeitures of equity awards granted to NEOs during any of the reporting years presented. There were no dividends, dividend equivalents or other earnings paid on equity awards granted to NEOs during any of the reporting years presented. The fair values of equity awards used to determine CAP were calculated in accordance with FASB ASC Topic 718 using similar methodologies and assumptions as those used to calculate the grant date fair values of equity awards reported in the SCT
Compensation Actually Paid vs. Total Shareholder Return		lationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Financial Performance Measures (Unranked)
- Ending balance in cash, cash equivalents and marketable securities
- Operating expenses
- Revenue

Total Shareholder Return Amount		$ 18.87	43.81	55.36	79.81	110.72
Peer Group Total Shareholder Return Amount		118.2	118.87	113.65	126.45	126.42
Net Income (Loss)		$ (227,102,000)	$ (263,494,000)	$ (280,321,000)	$ 127,840,000	$ (111,250,000)
Company Selected Measure Amount		244,866,000	314,129,000	565,202,000	849,346,000	522,549,000
PEO Name	Curran Simpson		Kenneth T. Mills, as applicable,	Kenneth T. Mills, as applicable,	Kenneth T. Mills, as applicable,	Kenneth T. Mills, as applicable,
Measure:: 1
Pay vs Performance Disclosure
Name		Ending balance in cash, cash equivalents and marketable securities
Measure:: 2
Pay vs Performance Disclosure
Name		Operating expenses
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
Curran Simpson
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,784,543
PEO Actually Paid Compensation Amount		1,874,006
Kenneth T. Mills
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,507,038	$ 5,916,713	$ 5,753,713	$ 8,622,941	$ 7,644,087
PEO Actually Paid Compensation Amount		(253,329)	3,045,660	1,411,167	2,648,117	7,578,195
PEO | Curran Simpson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,903,294)
PEO | Curran Simpson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,007,693
PEO | Curran Simpson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(904,953)
PEO | Curran Simpson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(109,983)
PEO | Kenneth T. Mills | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,665,243)	(4,916,393)	(4,734,006)	(6,900,606)	(6,646,254)
PEO | Kenneth T. Mills | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,371,075	3,435,941	2,706,578	4,273,852	7,228,210
PEO | Kenneth T. Mills | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,032,249)	(949,573)	(1,673,456)	(2,264,660)	67,721
PEO | Kenneth T. Mills | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(433,949)	(441,028)	(641,662)	(1,083,410)	(715,569)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,062,781)	(2,260,451)	(1,300,311)	(2,174,538)	(1,193,864)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		908,084	1,715,327	743,295	1,346,689	1,298,401
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(708,358)	(266,062)	(435,690)	(456,963)	22,196
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (82,645)	$ (107,309)	$ (167,184)	$ (264,627)	$ (217,934)